Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impairment of intangible assets | ¥	¥ 0		¥ 0
Amortization of intangible assets	¥ 1,556	$ 238
Estimated amortization expense		778
IPR And D TJ103 [Member]
Amortization of intangible assets		$ 1,556